Subsequent Events - (Details) € in Millions, $ in Millions			3 Months Ended
	Jul. 10, 2015 USD ($)	Jun. 09, 2015 USD ($)	Jun. 30, 2015 segment	Jul. 10, 2015 EUR (€)	Jul. 10, 2015 USD ($)	Jun. 02, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Subsequent Event [Line Items]
Long-term borrowings							$ 20,711	$ 22,557
Senior Secured Term Loan Facility | 7.375% Senior secured first lien notes due 2019
Subsequent Event [Line Items]
Interest rate							7.375%
Senior secured revolving credit facility
Subsequent Event [Line Items]
Maximum borrowing capacity under credit facility							$ 1,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of reportable segments | segment			3
Subsequent Event [Member] | Transaction Wireless, Inc. | Network & Security Solutions
Subsequent Event [Line Items]
Cash payments in acquisition		$ 62
Contingent equity considerations		$ 3
Subsequent Event [Member] | Senior Secured Term Loan Facility
Subsequent Event [Line Items]
Interest and call premiums	$ 43
Subsequent Event [Member] | Senior Secured Term Loan Facility | USD Denominated New Term Loan
Subsequent Event [Line Items]
Long-term borrowings					$ 725
Subsequent Event [Member] | Senior Secured Term Loan Facility | Euro Denominated New Term Loan
Subsequent Event [Line Items]
Long-term borrowings				€ 250	$ 276
Subsequent Event [Member] | Senior Secured Term Loan Facility | 7.375% Senior secured first lien notes due 2019
Subsequent Event [Line Items]
Amount outstanding	$ 955
Interest rate				7.375%	7.375%
Subsequent Event [Member] | Senior secured revolving credit facility
Subsequent Event [Line Items]
Maximum borrowing capacity under credit facility						$ 1,250